Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

		At December 31,
	Note	2023	2024	2025
		(in thousands)
Current
Convertible debt	17.1	52,278	—	56,422
Convertible debt embedded derivative	17.1	3	—	10,800
Unsecured related party loan	17.2	8,922	—	—
Interest-bearing receivables financing	17.3	9,544	3,742	—
Total current portion		$70,747	$3,742	$67,222